CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Common Stock [Member] USD ($)	Common Stock [Member] CNY	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] CNY	Retained Earnings [Member] USD ($)	Retained Earnings [Member] CNY	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] CNY	Treasury Stock [Member] USD ($)	Treasury Stock [Member] CNY	Noncontrolling Interest [Member] USD ($)
Balance at Dec. 31, 2010		1,707,335		3,332		1,315,806		716,839		(117,479)		(226,495)	$ 15,332
Balance (in shares) at Dec. 31, 2010				35,848,764
Net income (loss)		(149,219)		0		0		(156,605)		0		0	7,386
Other comprehensive income (loss)		(11,159)		0		0		0		(10,775)		0	(384)
Issuance of common stock pursuant to share-based compensation		0		8		(8)		0		0		0	0
Issuance of common stock pursuant to share-based compensation (in shares)				1,127,756
Share-based compensation		66,723		0		66,723		0		0		0	0
Purchase of treasury stock		(93,530)		0		0		0		0		(93,530)	0
Purchase of treasury stock (in shares)				(3,416,053)
Capital contribution to a subsidiary by noncontrolling interests		0
Balance at Dec. 31, 2011		1,520,150		3,340		1,382,521		560,234		(128,254)		(320,025)	22,334
Balance (in shares) at Dec. 31, 2011				33,560,467
Net income (loss)		48,707		0		0		24,130		0		0	24,577
Other comprehensive income (loss)		4,840		0		0		0		5,741		0	(901)
Issuance of common stock pursuant to share-based compensation		0		69		(69)		0		0		0	0
Issuance of common stock pursuant to share-based compensation (in shares)				1,114,271
Share-based compensation		65,944		0		65,944		0		0		0	0
Purchase of treasury stock		(49,192)		0		0		0		0		(49,192)	0
Purchase of treasury stock (in shares)				(3,563,816)
Capital contribution to a subsidiary by noncontrolling interests		243		0		0		0		0		0	243
Balance at Dec. 31, 2012		1,590,692		3,409		1,448,396		584,364		(122,513)		(369,217)	46,253
Balance (in shares) at Dec. 31, 2012				31,110,922
Net income (loss)	5,015	30,364		0		0		14,840		0		0	15,524
Other comprehensive income (loss)	(3,649)	(22,091)		0		0		0		(21,624)		0	(467)
Issuance of common stock pursuant to share-based compensation		0		284		(284)		0		0		0	0
Issuance of common stock pursuant to share-based compensation (in shares)				4,649,934
Share-based compensation		50,299		0		50,299		0		0		0
Purchase of treasury stock		(113,704)		0		0		0		0		(113,704)	0
Purchase of treasury stock (in shares)				(8,247,366)
Capital contribution to a subsidiary by noncontrolling interests	0	0
Disposal of subsidiaries		(61,310)		0		0		0		0		0	(61,310)
Balance at Dec. 31, 2013	$ 243,528	1,474,250	$ 610	3,693	$ 247,520	1,498,411	$ 98,981	599,204	$ (23,810)	(144,137)	$ (79,773)	(482,921)	$ 0
Balance (in shares) at Dec. 31, 2013			27,513,490